Income Tax Expense - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2023
Hong Kong Profits Tax
- Current tax	$ 1,393	$ 790	$ 717	$ 4,630
- Under(over) provision in prior years	704			(5)
Withholding tax charge for the year/period		892	68
Deferred tax credit	(106)			(140)
Total	$ 1,991	$ 1,682	$ 785	$ 4,485